MORTGAGE RECEIVABLE (Details Narrative)	Dec. 19, 2024	Mar. 31, 2025
Restructuring Cost and Reserve [Line Items]
Bearing interest		7.00%
Awaysis Belize Limited [Member]
Restructuring Cost and Reserve [Line Items]
Debt instrument, maturity date, description	Mortgage receivables represent seller financing provided to villa buyers, bearing interest at 6.5% per annum, maturing 10 years from origination, and secured by the property sold. Management evaluates collectability quarterly and establishes an allowance for credit losses under ASC 326. No allowance was recorded as of the Acquisition Date
Bearing interest	6.50%
Weighted average interest rate	650.00%